Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.5%
Boeing Co. (The), 2.70%, 05/01/22(a)	$70	$71,160
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	243	248,093
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	36,242
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)	100	102,456
		457,951
Agriculture — 2.4%
Altria Group Inc., 2.85%, 08/09/22	30	30,768
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	335	341,938
2.50%, 08/22/22	59	60,447
2.63%, 03/06/23	289	300,092
		733,245
Apparel — 1.0%
Ralph Lauren Corp., 1.70%, 06/15/22	135	136,651
VF Corp., 2.05%, 04/23/22	175	177,126
		313,777
Auto Manufacturers — 6.0%
American Honda Finance Corp.
0.40%, 10/21/22	105	105,207
1.95%, 05/20/22(a)	85	86,185
2.05%, 01/10/23	150	153,925
2.20%, 06/27/22	267	271,817
2.60%, 11/16/22	90	92,735
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	51,823
3.45%, 04/10/22 (Call 02/10/22)	90	91,422
3.55%, 07/08/22	50	51,433
5.20%, 03/20/23	43	46,115
PACCAR Financial Corp.
1.90%, 02/07/23	25	25,592
2.30%, 08/10/22	125	127,610
2.65%, 05/10/22	75	76,428
Toyota Motor Credit Corp.
2.15%, 09/08/22	230	234,805
2.63%, 01/10/23	248	256,330
2.70%, 01/11/23	75	77,623
2.80%, 07/13/22	75	76,853
2.90%, 03/30/23	24	25,046
		1,850,949
Beverages — 3.3%
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	62	63,672
3.20%, 02/15/23 (Call 01/15/23)	22	22,872
Diageo Investment Corp.
2.88%, 05/11/22(a)	210	214,244
8.00%, 09/15/22	85	92,233
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	195	197,726
2.75%, 03/01/23	269	279,768
3.10%, 07/17/22 (Call 05/17/22)	134	137,097
		1,007,612
Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)(a)	41	41,682
3.63%, 05/15/22 (Call 02/15/22)	61	62,080
Biogen Inc., 3.63%, 09/15/22	60	62,187
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	231,120

Security	Par (000)	Value

Biotechnology (continued)
Illumina Inc., 0.55%, 03/23/23	$21	$21,036
		418,105
Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23	66	68,373
Cabot Corp., 3.70%, 07/15/22	40	41,188
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	30	31,549
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	42,033
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(a)	38	38,749
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	49	49,770
2.70%, 02/21/23 (Call 11/21/22)	159	163,970
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	41,336
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)(a)	50	51,257
		528,225
Commercial Services — 0.7%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	8	8,291
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)(a)	25	25,386
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	15	15,485
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	100	103,101
4.50%, 09/01/22 (Call 06/01/22)	8	8,271
PayPal Holdings Inc., 2.20%, 09/26/22	43	43,972
		204,506
Computers — 4.8%
Apple Inc.
1.70%, 09/11/22	23	23,383
2.10%, 09/12/22 (Call 08/12/22)	21	21,406
2.30%, 05/11/22 (Call 04/11/22)	155	157,249
2.40%, 01/13/23 (Call 12/13/22)	59	60,746
2.70%, 05/13/22	255	259,988
2.85%, 02/23/23 (Call 12/23/22)	265	274,614
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	80	83,230
HP Inc., 4.05%, 09/15/22	45	46,799
International Business Machines Corp.
1.88%, 08/01/22.	330	335,359
2.88%, 11/09/22	230	237,544
		1,500,318
Cosmetics & Personal Care — 2.7%
Colgate-Palmolive Co., 1.95%, 02/01/23	150	153,867
Procter & Gamble Co. (The), 2.15%, 08/11/22	352	359,082
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	325	329,462
		842,411
Diversified Financial Services — 2.2%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	665	685,688

Electric — 9.0%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	46	46,943
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	55	56,550
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	95	98,220
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	41,594
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	13	13,275
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	66,712
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	41,827

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.25%, 11/01/22	$13	$13,297
Series H, 0.55%, 11/01/22	70	70,220
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	115	118,595
3.05%, 03/15/23 (Call 02/15/23)	116	120,904
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	101,984
3.05%, 08/15/22 (Call 05/15/22)	120	122,516
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	101,367
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	55	55,884
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	40	41,142
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	111	113,667
Georgia Power Co., 2.85%, 05/15/22	40	40,831
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	23	23,629
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	76,537
2.40%, 04/25/22 (Call 03/25/22)	175	177,455
2.70%, 02/15/23 (Call 12/15/22)	55	56,809
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	200	200,736
2.80%, 01/15/23 (Call 12/15/22)	54	55,780
2.90%, 04/01/22	50	50,879
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	165	166,650
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	96,820
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	170	173,594
7.00%, 09/01/22.	25	26,800
Pacific Gas & Electric Co., 1.75%, 06/16/22	120	119,908
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 09/10/21)	50	49,973
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	41,485
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	55	56,555
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	45	46,592
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	61	62,318
2.90%, 02/01/23 (Call 01/01/23)	6	6,205
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	46,501
		2,800,754
Electrical Components & Equipment — 0.5%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	154,525

Electronics — 2.4%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	70	71,056
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	325	325,036
2.15%, 08/08/22 (Call 07/08/22)(a)	300	305,484
Jabil Inc., 4.70%, 09/15/22	31	32,440
		734,016
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22).	60	61,342

Food — 1.1%
Campbell Soup Co.
2.50%, 08/02/22	80	81,680
3.65%, 03/15/23 (Call 02/15/23)	21	22,020
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	26	26,882
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	36	36,893

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	$27	$27,613
Mondelez International Inc., 0.63%, 07/01/22	38	38,144
Sysco Corp., 2.60%, 06/12/22	50	50,978
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)(a)	69	70,751
		354,961
Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	36,392

Health Care - Products — 0.1%
DH Europe Finance II Sarl, 2.05%, 11/15/22	17	17,387

Health Care - Services — 0.6%
CommonSpirit Health, 2.95%, 11/01/22	54	55,588
Kaiser Foundation Hospitals, 3.50%, 04/01/22	135	137,874
		193,462
Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	72,166

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	51	52,492
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	48	49,157
		101,649
Internet — 3.4%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	355	366,278
2.50%, 11/29/22 (Call 08/29/22)	151	154,723
Baidu Inc.
2.88%, 07/06/22	200	204,126
3.50%, 11/28/22	200	207,124
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	101	104,809
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	28	28,945
		1,066,005
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	59	60,948

Machinery — 5.6%
ABB Finance USA Inc., 2.88%, 05/08/22	255	260,090
Caterpillar Financial Services Corp.
0.25%, 03/01/23	205	205,047
1.90%, 09/06/22.	55	56,031
1.95%, 11/18/22(a)	50	51,133
2.40%, 06/06/22	155	157,871
2.55%, 11/29/22	33	34,023
2.63%, 03/01/23	149	154,568
2.85%, 06/01/22(a)	75	76,641
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	328	332,795
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	8	8,194
John Deere Capital Corp.
2.15%, 09/08/22	38	38,814
2.80%, 03/06/23	360	374,778
		1,749,985
Manufacturing — 2.2%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	100	102,198
2.00%, 06/26/22	227	230,675
2.25%, 03/15/23 (Call 02/15/23)	159	163,781
Eaton Corp., 2.75%, 11/02/22.	75	77,280
General Electric Co.
2.70%, 10/09/22	25	25,678
3.10%, 01/09/23	26	26,999

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.50%, 09/15/22	$40	$41,402
		668,013
Media — 1.7%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	209	233,564
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	14	14,529
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	174,580
Walt Disney Co. (The)
1.65%, 09/01/22	60	60,945
3.00%, 09/15/22	46	47,393
		531,011
Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	227	233,229

Mining — 0.0%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	14	14,599

Oil & Gas — 8.4%
BP Capital Markets PLC, 2.50%, 11/06/22	435	447,497
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	57	58,957
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	500	511,775
Chevron USA Inc., 0.33%, 08/12/22(a)	21	21,035
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	300	309,531
Exxon Mobil Corp.
1.90%, 08/16/22	114	116,033
2.73%, 03/01/23 (Call 01/01/23)	277	286,465
Phillips 66, 4.30%, 04/01/22	95	97,464
Shell International Finance BV
2.25%, 01/06/23	244	250,888
2.38%, 08/21/22	245	250,520
TotalEnergies Capital International SA, 2.70%, 01/25/23	230	238,278
		2,588,443
Oil & Gas Services — 1.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	307	316,661

Pharmaceuticals — 10.7%
AbbVie Inc.
2.30%, 11/21/22	25	25,628
2.90%, 11/06/22	147	151,666
3.25%, 10/01/22 (Call 07/01/22)	55	56,457
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	38	38,644
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	100	101,970
Bristol-Myers Squibb Co.
2.00%, 08/01/22	212	215,774
2.60%, 05/16/22	105	107,011
2.75%, 02/15/23 (Call 01/15/23)	22	22,782
3.25%, 08/15/22	106	109,264
3.25%, 02/20/23 (Call 01/20/23)(a)	154	160,647
3.55%, 08/15/22	110	113,725
Cardinal Health Inc., 3.20%, 03/15/23	60	62,600
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	46	47,221
3.50%, 07/20/22 (Call 05/20/22)	83	85,127
3.70%, 03/09/23 (Call 02/09/23)	64	67,219
4.75%, 12/01/22 (Call 09/01/22)	26	27,223
Eli Lilly & Co., 2.35%, 05/15/22	194	197,315
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	230	239,324

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22.	$372	$379,563
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	97	99,424
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	46	47,460
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(a)	240	244,622
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	275	279,337
2.40%, 09/21/22	325	332,998
Viatris Inc., 1.13%, 06/22/22(b)	45	45,273
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	50	51,784
		3,310,058
Pipelines — 2.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	17	17,376
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	41	42,314
3.60%, 02/01/23 (Call 11/01/22)	50	51,759
4.25%, 03/15/23 (Call 12/15/22)	56	58,645
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	12	12,467
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	67	69,654
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	76	78,876
3.95%, 09/01/22 (Call 06/01/22)	23	23,680
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	15	15,564
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	70	73,016
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	45	46,166
TransCanada PipeLines Ltd., 2.50%, 08/01/22.	45	45,978
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	81	82,885
		618,380
Real Estate Investment Trusts — 0.3%
American Tower Corp., 3.50%, 01/31/23	85	88,952

Retail — 3.8%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	38	38,577
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	217	220,270
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	370	376,797
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	100	101,318
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	98	99,672
3.10%, 03/01/23 (Call 02/01/23)	26	27,065
Walgreen Co., 3.10%, 09/15/22	20	20,609
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	272	279,532
		1,163,840
Semiconductors — 5.2%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	125	126,878
2.70%, 12/15/22	375	387,641
3.10%, 07/29/22	225	231,457
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)	40	41,598
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	180,786
3.00%, 05/20/22(a)	505	516,191
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	110	111,289
		1,595,840
Software — 4.3%
Adobe Inc., 1.70%, 02/01/23	57	58,235
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	41,357
Fidelity National Information Services Inc., 0.38%, 03/01/23	29	29,003

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	$51	$52,479
Microsoft Corp.
2.13%, 11/15/22	199	203,895
2.65%, 11/03/22 (Call 09/03/22)	183	187,948
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	175	177,384
2.50%, 10/15/22	460	471,771
2.63%, 02/15/23 (Call 01/15/23)	30	30,959
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	33	33,945
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	31	31,761
		1,318,737
Telecommunications — 2.0%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	145	148,661
3.00%, 06/30/22 (Call 04/30/22)	60	61,205
Cisco Systems Inc.
2.60%, 02/28/23	145	150,513
3.00%, 06/15/22	150	153,584
Vodafone Group PLC, 2.95%, 02/19/23	100	103,838
		617,801
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	31,254

Transportation — 2.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	190	196,983
3.05%, 09/01/22 (Call 06/01/22)	100	102,273
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	46	47,459
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	55	57,395
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	45	46,377
4.16%, 07/15/22 (Call 04/15/22)	40	41,089

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	$20	$20,302
2.45%, 10/01/22(a)	339	347,641
		859,519
Total Corporate Bonds & Notes — 96.6%
(Cost: $29,335,544)		29,902,716

Short-Term Investments
Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	1,364	1,364,403
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	959	959,000
		2,323,403
Total Short-Term Investments — 7.5%
(Cost: $2,322,924)		2,323,403

Total Investments in Securities — 104.1%
(Cost: $31,658,468)		32,226,119

Other Assets, Less Liabilities — (4.1)%		(1,254,458)

Net Assets — 100.0%		$30,971,661

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,216,086	$148,680	(a)	$—	$(74)	$(289)	$1,364,403	1,364	$1,513	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	529,000	430,000	(a)	—	—	—	959,000	959	117		—
					$(74)	$(289)	$2,323,403		$1,630		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$29,902,716	$—	$29,902,716
Money Market Funds	2,323,403	—	—	2,323,403
	$2,323,403	$29,902,716	$—	$32,226,119